SEGMENTED INFORMATION (Schedule of Segment Information for Operating Results) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017
Disclosure of operating segments [line items]
Sales	$ 170,039		$ 163,471
Cost of sales	(82,155)		(75,285)
Gross profit	87,884		88,186
Operating expenses	(17,173)		(19,994)
Impairment recovery, net	4,714		5,097
Finance items, net	2,390		1,446
Income tax (expenses) recovery	(18,919)		(19,237)
Net income	58,896		55,498
Attributable to:
Equity holders of the Company	46,994		43,674
Non-controlling interests	11,902		11,824
Net income	58,896		55,498
Mining Henan Luoning [Member]
Disclosure of operating segments [line items]
Sales	142,113		142,761
Cost of sales	(64,321)		(60,994)
Gross profit	77,792		81,767
Operating expenses	(8,136)		(8,864)
Impairment recovery, net
Finance items, net	580		146
Income tax (expenses) recovery	(17,894)		(18,509)
Net income	52,342		54,540
Attributable to:
Equity holders of the Company	40,799		42,537
Non-controlling interests	11,543		12,003
Net income	52,342		54,540
Mining Hunan [Member]
Disclosure of operating segments [line items]
Sales		[1]
Cost of sales		[1]
Gross profit		[1]
Operating expenses	(1,164)	[1]	(1,098)
Impairment recovery, net		[1]
Finance items, net	(83)	[1]	(69)
Income tax (expenses) recovery	(1)	[1]	33
Net income	(1,248)	[1]	(1,134)
Attributable to:
Equity holders of the Company	(874)	[1]	(794)
Non-controlling interests	(374)	[1]	(340)
Net income	(1,248)	[1]	(1,134)
Mining Guangdong [Member]
Disclosure of operating segments [line items]
Sales	27,926		20,710
Cost of sales	(17,834)		(14,291)
Gross profit	10,092		6,419
Operating expenses	(2,726)		(2,194)
Impairment recovery, net
Finance items, net	9		35
Income tax (expenses) recovery
Net income	7,375		4,260
Attributable to:
Equity holders of the Company	7,034		4,074
Non-controlling interests	341		186
Net income	7,375		4,260
Mining Other [Member]
Disclosure of operating segments [line items]
Sales
Cost of sales
Gross profit
Operating expenses	6,075		(131)
Impairment recovery, net
Finance items, net	(11)		18
Income tax (expenses) recovery
Net income	6,064		(113)
Attributable to:
Equity holders of the Company	5,672		(88)
Non-controlling interests	392		(25)
Net income	6,064		(113)
Administrative Beijing [Member]
Disclosure of operating segments [line items]
Sales
Cost of sales
Gross profit
Operating expenses	(1,321)		(1,354)
Impairment recovery, net
Finance items, net	250		266
Income tax (expenses) recovery	(1)		(2)
Net income	(1,072)		(1,090)
Attributable to:
Equity holders of the Company	(1,072)		(1,090)
Non-controlling interests
Net income	(1,072)		(1,090)
Administrative Vancouver [Member]
Disclosure of operating segments [line items]
Sales
Cost of sales
Gross profit
Operating expenses	(9,901)		(6,353)
Impairment recovery, net	4,714		5,097
Finance items, net	1,645		1,050
Income tax (expenses) recovery	(1,023)		(759)
Net income	(4,565)		(965)
Attributable to:
Equity holders of the Company	(4,565)		(965)
Non-controlling interests
Net income	$ (4,565)		$ (965)

[1]	Hunan's BYP project was placed on care and maintenance in August 2014.